Schedule of Interest Bearing and Other Liabilities Assumed (Details)	Jan. 08, 2019 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Total interest-bearing and other liabilities	$ 755,216
Notes Payable [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total interest-bearing and other liabilities	99,017
Convertible Notes Payable [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total interest-bearing and other liabilities	598,119
Dividend Payable [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total interest-bearing and other liabilities	57,813
Deferred Rent [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Total interest-bearing and other liabilities	$ 267